INCOME TAX	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
INCOME TAX
a)	Deferred Tax Assets and Liabilities

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	2019	2018
	$	$

Non-Capital Losses	7,052,500	6,132,300
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	7,182,618	6,262,418

As at December 31, 2019, the Company has non-capital losses of approximately $7,052,500 which may be applied to reduce Canadian taxable income of future years. These non-capital losses expire as follows:

$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032	233,000
2033 to 2039	3,857,000

7,052,500

b)	Income Tax Expense

The income tax expense of the Company is reconciled to the net loss for the year as reported in the consolidated statement of comprehensive loss as follows:

	2019	2018	2017
	$	$	$
		(Restated –Note 4)

Recovery of Income Tax Calculated at the Statutory Rate of 12% (2018 – 12%; 2017 – 12.63%)	(289,340)	(62,756)	(85,158)
Deferred Tax Assets Not Recognized	289,340	36,948	84,315
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	—	25,808	843

Income Tax Expense	—	—	—